General Information - Impact of IFRS 15 on Group Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Disclosure of impact of initial application of new accounting standards [line item]
Deferred tax liabilities	$ (131)	$ (101)	$ (170)
Deferred tax liability assets	(71)	(26)	(101)
Goodwill and other intangible assets	1,143	967	858
Deferred tax assets	60	75	69
Contract costs	55	51	45
Contract assets	270	241	185
Other non-current assets		813
Total non-current assets	2,377	2,147	1,966
Contract costs	5	7	8
Contract assets	20	17	13
Other current assets		839
Total current assets	1,376	863	796
Total assets	3,753	3,010	2,762
Trade and other payables	(618)	(597)	(526)
Deferred revenue		(490)
Other current liabilities		(193)
Total current liabilities	(1,370)	(1,280)	(1,150)
Trade and other payables	(158)	(36)	(29)
Deferred revenue		(867)
Other non-current liabilities		(2,027)
Total non-current liabilities	(3,460)	(3,031)	(2,758)
Total liabilities	(4,830)	(4,311)	(3,908)
Net liabilities	(1,077)	(1,301)	(1,146)
Equity share capital	146	154	141
Capital redemption reserve	10	10	9
Shares held by employee share trusts	(4)	(5)	(11)
Other reserves	(2,865)	(2,874)	(2,860)
Fair value reserve		79
Currency translation reserve	419	377	466
Retained earnings	1,166	951	990
IHG shareholders' equity	(1,085)	(1,308)	(1,154)
Non-controlling interest	8	7	8
Total equity	$ (1,077)	(1,301)	(1,146)	$ (118)	$ (118)
Previously reported [member]
Disclosure of impact of initial application of new accounting standards [line item]
Deferred tax liabilities		(157)
Goodwill and other intangible assets		1,467
Deferred tax assets		56
Other non-current assets		813
Total non-current assets		2,336
Other current assets		839
Total current assets		839
Total assets		3,175
Loyalty programme liability		(343)
Trade and other payables		(768)
Other current liabilities		(193)
Total current liabilities		(1,304)
Loyalty programme liability		(417)
Trade and other payables		(121)
Other non-current liabilities		(2,027)
Total non-current liabilities		(2,722)
Total liabilities		(4,026)
Net liabilities		(851)
Equity share capital		154
Capital redemption reserve		10
Shares held by employee share trusts		(5)
Other reserves		(2,874)
Fair value reserve		79
Currency translation reserve		373
Retained earnings		1,405
IHG shareholders' equity		(858)
Non-controlling interest		7
Total equity		(1,301)	$ (1,146)	$ 319	$ 319
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of impact of initial application of new accounting standards [line item]
Deferred tax liability assets		56
Goodwill and other intangible assets		(500)
Deferred tax assets		19
Contract costs		51
Contract assets		241
Total non-current assets		(189)
Contract costs		7
Contract assets		17
Total current assets		24
Total assets		(165)
Loyalty programme liability		343
Trade and other payables		171
Deferred revenue		(490)
Total current liabilities		24
Loyalty programme liability		417
Trade and other payables		85
Deferred revenue		(867)
Total non-current liabilities		(309)
Total liabilities		(285)
Net liabilities		(450)
Currency translation reserve		4
Retained earnings		(454)
IHG shareholders' equity		(450)
Total equity		$ (450)